BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, No Par Value	₪ 0	₪ 0
Common Stock, Shares Authorized	2,500,000	208,333
Common Stock, Shares, Issued	1,471,412	165,489
Ordinary shares, shares outstanding	1,471,412	165,489